Description of Business - Additional Information (Detail) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Jan. 24, 2021	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Mar. 31, 2021	Oct. 31, 2020	Dec. 31, 2019	May 31, 2019
Description of Business [Line Items]
Restructuring cost			$ 310	$ 1,065
Percentage of reduction in headcount			25.00%	25.00%
Proceeds from Loan		$ 3,441
Repayment of debt		$ 3,441
Accumulated deficit				$ (162,187)	$ (200,288)		$ (96,193)
Percentage of equity retained by shareholders	100.00%
Ownership percentage	64.20%
Latch Taiwan Inc [Member]
Description of Business [Line Items]
Ownership interest in subsidiary								100.00%
Latch Insurance Solutions LLC [Member]
Description of Business [Line Items]
Ownership interest in subsidiary						100.00%